SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED EARNINGS PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,691,470	1,640,224	1,673,531	2,248,058
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,124,076	1,098,461	1,124,076	1,085,769
Share Issued in Connection with Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares				523,303
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	477,532	523,302	523,302	523,302
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares				115,684
2021 Series Convertible Notes Payable - Related Party [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	18,461	18,461	18,461
2022 Series Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares			7,692
Twenty Twenty Two Series Convertible Notes Payable Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	7,692
Twenty Twenty Three Series Convertible Notes Payable Stock Settlement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	12,606
Twenty Twenty Three Series Convertible Notes Payable Stock Settled Warrants Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,076
Twenty Twenty Three Series B Convertible Notes Payable Stock Settled [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	24,098
Twenty Twenty Three Series B Convertible Notes Payable Stock Settled Warrants Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	23,929